Schedule of investments
Delaware Small Cap Growth Fund	December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 107.48%♦
Communication Services — 1.77%
Iridium Communications †	29,504	$ 1,516,506
PubMatic Class A †	72,137	924,075
		2,440,581
Consumer Discretionary — 27.99%
Boot Barn Holdings †	49,279	3,080,923
Deckers Outdoor †	17,324	6,915,048
Dutch Bros Class A †	137,094	3,864,680
Five Below †	22,132	3,914,487
Floor & Decor Holdings Class A †	38,379	2,672,330
On Holding Class A †	353,669	6,068,960
Shake Shack Class A †	78,940	3,278,378
TopBuild †	6,586	1,030,643
Wingstop	33,505	4,610,958
YETI Holdings †	77,307	3,193,552
		38,629,959
Consumer Staples — 12.78%
Celsius Holdings †	58,592	6,095,912
Chefs' Warehouse †	87,178	2,901,284
elf Beauty †	67,621	3,739,441
Freshpet †	92,877	4,901,119
		17,637,756
Energy — 3.80%
Cactus Class A	57,410	2,885,427
SM Energy	67,482	2,350,398
		5,235,825
Financials — 2.21%
Houlihan Lokey	17,029	1,484,248
Trupanion †	33,020	1,569,440
		3,053,688
Healthcare — 30.57%
CRISPR Therapeutics †	39,033	1,586,691
Figs Class A †	811,093	5,458,656
Inari Medical †	104,035	6,612,465
Inspire Medical Systems †	24,229	6,102,800
Novocure †	58,366	4,281,146
Pacira BioSciences †	72,701	2,806,986
Progyny †	196,334	6,115,804
Repligen †	22,670	3,838,258
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Schedule of investments
Delaware Small Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Healthcare (continued)
Shockwave Medical †	26,235	$ 5,394,178
		42,196,984
Industrials — 7.81%
Array Technologies †	70,298	1,358,860
AZEK †	15,212	309,108
Casella Waste Systems Class A †	19,124	1,516,724
Clean Harbors †	19,832	2,263,228
Shoals Technologies Group Class A †	102,128	2,519,498
SiteOne Landscape Supply †	11,279	1,323,252
Valmont Industries	4,501	1,488,346
		10,779,016
Information Technology — 20.55%
DoubleVerify Holdings †	209,105	4,591,946
Five9 †	21,025	1,426,757
Lattice Semiconductor †	96,308	6,248,463
nCino †	59,080	1,562,075
Shift4 Payments Class A †	144,701	8,093,127
Sprout Social Class A †	114,151	6,444,965
		28,367,333
Total Common Stocks (cost $170,912,511)		148,341,142

Short-Term Investments — 12.66%
Money Market Mutual Funds — 12.66%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	4,370,042	4,370,042
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	4,370,041	4,370,041
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	4,370,041	4,370,041
2    NQ-241 [12/22] 2/23 (2741227)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	4,370,041	$ 4,370,041
Total Short-Term Investments (cost $17,480,165)		17,480,165
Total Value of Securities—120.14% (cost $188,392,676)		165,821,307

Liabilities Net of Receivables and Other Assets—(20.14%)		(27,802,039)
Net Assets Applicable to 17,478,833 Shares Outstanding—100.00%		$138,019,268
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
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